Other Financial Liability - Schedule of Fair Value of Embedded Derivative (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Balance at beginning		$ 173,551
Inception on June 28, 2024	[1]			37,393
Fair value changes through profit or loss		1,470,513		117,973
Exchange differences		142,175		18,185
Balance at ending		$ 1,786,239		$ 173,551

[1]	Valued using discounted cashflow method